Recast Segment Information - Recast Segment Operating Results (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Net revenue	$ 364.8	$ 393.0	$ 515.1	$ 324.3	$ 1,597.2	$ 1,054.0
Selling, general and administrative expense	38.8	36.1	33.4	30.2	138.5	114.8
Asset impairments	4.1	0.0	11.2	0.0	15.3	17.5
Transaction expense, net	5.8	2.0	0.0	0.1	7.9	1.0
Total operating expense	330.1	325.4	379.7	277.6	1,312.8	993.8
Operating income	34.7	67.6	135.4	46.7	284.4	60.2
Live and Historical Racing
Segment Reporting Information [Line Items]
Net revenue	90.3	79.7	175.9	63.2	409.1	169.6
Operating expenses	71.6	62.3	100.3	54.7	288.9	179.0
TwinSpires
Segment Reporting Information [Line Items]
Net revenue	99.6	107.5	140.8	103.5	451.4	430.1
Operating expenses	83.2	83.0	102.1	77.5	345.8	293.1
Gaming
Segment Reporting Information [Line Items]
Net revenue	172.1	185.3	186.0	152.0	695.4	435.3
Operating expenses	121.3	127.7	121.0	106.3	476.3	357.9
All Other
Segment Reporting Information [Line Items]
Net revenue	2.8	20.5	12.4	5.6	41.3	19.0
Operating expenses	$ 5.3	$ 14.3	$ 11.7	$ 8.8	$ 40.1	$ 30.5